Provision for tax, civil and labor risks (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 1,415,537	R$ 1,517,632
Additions	515,700	584,474
Reversals	(393,053)	(487,713)
Payments	(477,920)	(427,360)
Interest	144,689	229,612
Exchange rate variation	(1,783)	(1,108)
Ending balance	1,203,170	1,415,537
Current provisions	720,187	867,294
Non-current provisions	482,983	548,243
Tax [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	399,675	400,101
Additions	100,454	116,269
Reversals	(66,405)	(86,165)
Payments	(164,104)	(75,249)
Interest	52,426	44,714
Exchange rate variation	(51)	5
Ending balance	321,995	399,675
Labor [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	526,710	628,767
Additions	359,512	408,903
Reversals	(240,152)	(332,819)
Payments	(270,771)	(311,047)
Interest	62,135	133,987
Exchange rate variation	(1,505)	(1,081)
Ending balance	435,929	526,710
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	358,304	357,013
Additions	55,734	59,302
Reversals	(48,480)	(67,826)
Payments	(43,045)	(41,064)
Interest	30,128	50,911
Exchange rate variation	(227)	(32)
Ending balance	352,414	358,304
Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Beginning balance	130,848	131,751
Additions
Reversals	(38,016)	(903)
Payments
Interest
Exchange rate variation
Ending balance	R$ 92,832	R$ 130,848